Goodwill and Intangible assets, net - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Balance as of December 31, 2021	$ 12,867	$ 11,318
Additions from acquisitions	0	2,036
Balance as of December 31, 2022	12,867	12,867
Additions from acquisitions	0	2,036
Adjustments during the measurement period	0	(487)
Balance as of December 31, 2023	$ 12,867	$ 12,867